STATE FARM MUTUAL FUND TRUST

Supplement dated May 23, 2018 to the Prospectus dated May 1, 2018 of State Farm Mutual Fund Trust for Class A, Class B, Premier and Legacy Class B Shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

The following discussion is added on page 85 of the Prospectus before the heading that begins “Investment Adviser—All Funds.”

Investment Adviser—Proposed Reorganizations with BlackRock Funds

At a special meeting held on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust approved an Agreement and Plan of Reorganization for each of the funds of State Farm Mutual Fund Trust pursuant to which each fund (each, a “Target Fund” and collectively, the “Target Funds”) would be reorganized (each, a “Reorganization” and collectively, the “Reorganizations”) into a corresponding mutual fund advised by BlackRock Fund Advisors or BlackRock Advisors, LLC as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Reorganizations are subject to the completion of certain conditions, including approval by the applicable Target Fund’s shareholders.

Target Funds	Acquiring Funds
State Farm S&P 500 Index Fund	iShares S&P 500 Index Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm Bond Fund	BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds VI, a Delaware statutory trust
State Farm Small Cap Index Fund	iShares Russell 2000 Small-Cap Index Fund, a series of BlackRock Index Funds, Inc., a Maryland corporation
State Farm International Index Fund	iShares MSCI EAFE International Index Fund, a series of BlackRock Index Funds, Inc., a Maryland corporation
State Farm Equity Fund	BlackRock Advantage Large Cap Core Fund, a series of BlackRock Large Cap Series Funds, Inc., a Maryland corporation
State Farm Small/Mid Cap Equity Fund	BlackRock Advantage Small Cap Core Fund, a series of BlackRock FundsSM, a Massachusetts business trust
State Farm International Equity Fund	BlackRock Advantage International Fund, a series of BlackRock FundsSM, a Massachusetts business trust
State Farm Tax Advantaged Bond Fund	iShares Municipal Bond Index Fund, a series of BlackRock FundsSM, a Massachusetts business trust
State Farm LifePath® Retirement Fund	BlackRock LifePath® Index Retirement Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath® 2020 Fund	BlackRock LifePath® Index 2020 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath® 2030 Fund	BlackRock LifePath® Index 2030 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath® 2040 Fund	BlackRock LifePath® Index 2040 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath® 2050 Fund	BlackRock LifePath® Index 2050 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm Money Market Fund	BlackRock Summit Cash Reserves Fund, a series of BlackRock Financial Institutions Series Trust, a Massachusetts business trust
State Farm Equity and Bond Fund	BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II, a Massachusetts business trust

With respect to each Target Fund, the Agreement and Plan of Reorganization provides for: (i) the transfer and delivery of all of the assets of the Target Fund to the corresponding Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares (including fractional shares) by the Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Target Fund as a series of State Farm Mutual Fund Trust (the “Target Trust”).

At its May 23, 2018 special meeting, the Target Trust’s Board of Trustees also approved convening a special meeting of the Target Trust’s shareholders on September 14, 2018 at 8:00 a.m. at the offices of State Farm Investment Management Corp., One State Farm Plaza, Bloomington, Illinois 61710-0001 (the “Meeting”) to ask shareholders of each Target Fund to approve the Agreement and Plan of Reorganization and to ask shareholders of the State Farm Equity and Bond Fund to approve the elimination of its fundamental investment restriction related to the types of investments that the State Farm Equity and Bond Fund may make. Currently, that restriction prevents the State Farm Equity and Bond Fund from investing in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940, as amended), U.S. Government securities, or short-term paper.

The Reorganization of a Target Fund will not occur unless a majority of the outstanding voting securities of the Target Fund approves the Reorganization at the Meeting, or at an adjournment of the Meeting. The Reorganization of the State Farm Equity and Bond Fund will not occur unless a majority of the outstanding voting securities of the State Farm Equity and Bond Fund approves its Reorganization and also approves the elimination of the fundamental investment restriction described above. No Reorganization is contingent upon the approval of any other Reorganization (that is, if shareholders of one Target Fund approves the Reorganization of such Fund, it will proceed even if shareholders of another Target Fund do not approve that Fund’s Reorganization). It is currently anticipated that if approved by shareholders, the closing date for each Reorganization may vary, but all Reorganizations are expected to be completed by the fourth quarter of 2018. As a result of each Reorganization, you will receive shares (including fractional shares, if any) of the applicable Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own immediately prior to the Reorganization.

The Target Trust will mail a combined prospectus/proxy statement to Target Fund shareholders of record as of May 25, 2018 providing additional information regarding the Meeting, the proposed Reorganizations and the proposal to eliminate the State Farm Equity and Bond Fund’s fundamental investment restriction.

*             *                *

The first two paragraphs and contingent deferred sales charge schedules under the heading “Contingent Deferred Sales Charge” on page 97 of the Prospectus are deleted and replaced with the following:

Contingent Deferred Sales Charge

Unlike an initial sales charge, which is paid when you purchase shares, a contingent deferred sales charge is only paid if you sell your shares during a certain period of time. Class B and Legacy Class B shares were offered at NAV without an initial sales charge, but subject to a contingent deferred sales charge as set forth in the applicable schedule below. Class B shares of all Funds, other than the Bond Fund, the Tax Advantaged Bond Fund and the Money Market Fund, are subject to the contingent deferred sales charges set forth in Schedule #1 below, whereas Legacy Class B shares of all Funds and Class B shares of the Bond Fund, the Tax Advantaged Bond Fund and the Money Market Fund are subject to the contingent deferred sales charges set forth in Schedule #2 below. Each schedule shows the contingent deferred sales charges that apply to redemptions occurring during the first through sixth years after purchasing the shares. The percentage charge that applies to a specific redemption depends upon when the shares that are redeemed were purchased. The contingent deferred sales charge is imposed on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares.

In determining whether a contingent deferred sales charge applies to a redemption of Class B or Legacy Class B shares, the calculation will be made in a manner that results in the lowest possible charge. It will be assumed that the redemption is made first from shares acquired through the reinvestment of dividends and distributions; then from shares held beyond the applicable contingent deferred sales charge period; and finally, from shares subject to the lowest contingent deferred sales charge.

Contingent Deferred Sales Charge Schedule #1
Contingent Deferred Sales Charge Applicable in the Year of Redemption After Purchase*
First	Second	Third	Fourth	Fifth	Sixth	Seventh	Eighth
5.00%	4.25%	3.5%	2.75%	2.00%	1.00%	0.00%	0.00%

Contingent Deferred Sales Charge Schedule #2
Contingent Deferred Sales Charge Applicable in the Year of Redemption After Purchase*
First	Second	Third	Fourth	Fifth	Sixth	Seventh	Eighth
3.00%	2.75%	2.75%	2.50%	2.00%	1.00%	0.00%	0.00%

*	No contingent deferred sales charge is paid on an exchange of shares, nor is one paid on the sale of shares received as a reinvestment of dividends or capital gains distribution. Class B and Legacy Class B shares will convert to Class A or Premier shares, depending upon the value of the account and related accounts at the time of conversion, after a full eight years, thus reducing future expenses associated with owning those shares.

*             *            *

On page 105 of the Prospectus, the lead-in sentence and the first bulleted paragraph following the heading “Account Closure and Account Fee” is deleted and replaced with the following:

The following policies apply to any shareowner who meets the below conditions:

•

Because of the high cost of maintaining smaller shareholder accounts, if the balance in any of your accounts (other than a SEP IRA or a SIMPLE IRA) falls below $1,000 at the close of business on the second business day of September, the Fund may redeem the shares in such account (with such redemption to occur on the same business day in September), send the proceeds to you at your address of record and close your account. Accounts closed under this policy may be reopened with an initial investment of $1,000 per Fund. The Manager may waive redemption and closure of an account under this policy, in its discretion.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6345j.5

STATE FARM MUTUAL FUND TRUST

Supplement dated May 23, 2018 to the Prospectus dated May 1, 2018 of State Farm Mutual Fund Trust for Class R-1, Class R-2 and Class R-3 Shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

The following discussion is added on page 73 of the Prospectus before the heading that begins “Investment Adviser—All Funds.”

Investment Adviser—Proposed Reorganizations with BlackRock Funds

At a special meeting held on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust approved an Agreement and Plan of Reorganization for each of the funds of State Farm Mutual Fund Trust pursuant to which each fund (each, a “Target Fund” and collectively, the “Target Funds”) would be reorganized (each, a “Reorganization” and collectively, the “Reorganizations”) into a corresponding mutual fund advised by BlackRock Fund Advisors or BlackRock Advisors, LLC as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Reorganizations are subject to the completion of certain conditions, including approval by the applicable Target Fund’s shareholders.

Target Funds	Acquiring Funds
State Farm S&P 500 Index Fund	iShares S&P 500 Index Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm Bond Fund	BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds VI, a Delaware statutory trust
State Farm Small Cap Index Fund	iShares Russell 2000 Small-Cap Index Fund, a series of BlackRock Index Funds, Inc., a Maryland corporation
State Farm International Index Fund	iShares MSCI EAFE International Index Fund, a series of BlackRock Index Funds, Inc., a Maryland corporation
State Farm Equity Fund	BlackRock Advantage Large Cap Core Fund, a series of BlackRock Large Cap Series Funds, Inc., a Maryland corporation
State Farm Small/Mid Cap Equity Fund	BlackRock Advantage Small Cap Core Fund, a series of BlackRock FundsSM, a Massachusetts business trust
State Farm International Equity Fund	BlackRock Advantage International Fund, a series of BlackRock FundsSM, a Massachusetts business trust
State Farm LifePath® Retirement Fund	BlackRock LifePath® Index Retirement Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath® 2020 Fund	BlackRock LifePath® Index 2020 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath® 2030 Fund	BlackRock LifePath® Index 2030 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath® 2040 Fund	BlackRock LifePath® Index 2040 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath® 2050 Fund	BlackRock LifePath® Index 2050 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm Money Market Fund	BlackRock Summit Cash Reserves Fund, a series of BlackRock Financial Institutions Series Trust, a Massachusetts business trust
State Farm Equity and Bond Fund	BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II, a Massachusetts business trust

With respect to each Target Fund, the Agreement and Plan of Reorganization provides for: (i) the transfer and delivery of all of the assets of the Target Fund to the corresponding Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares (including fractional shares) by the

Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Target Fund as a series of State Farm Mutual Fund Trust (the “Target Trust”).

At its May 23, 2018 special meeting, the Target Trust’s Board of Trustees also approved convening a special meeting of the Target Trust’s shareholders on September 14, 2018 at 8:00 a.m. at the offices of State Farm Investment Management Corp., One State Farm Plaza, Bloomington, Illinois 61710-0001 (the “Meeting”) to ask shareholders of each Target Fund to approve the Agreement and Plan of Reorganization and to also ask shareholders of the State Farm Equity and Bond Fund to approve the elimination of its fundamental investment restriction related to the types of investments that the State Farm Equity and Bond Fund may make. Currently, that restriction prevents the State Farm Equity and Bond Fund from investing in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940, as amended), U.S. Government securities, or short-term paper.

The Reorganization of a Target Fund will not occur unless a majority of the outstanding voting securities of the Target Fund approves the Reorganization at the Meeting, or at any adjournment of the Meeting. The Reorganization of the State Farm Equity and Bond Fund will not occur unless a majority of the outstanding voting securities of the State Farm Equity and Bond Fund also approves the elimination of the fundamental investment restriction described above. No Reorganization is contingent upon the approval of any other Reorganization (that is, if shareholders of one Target Fund approves the Reorganization of such Fund, it will proceed even if shareholders of another Target Fund do not approve that Fund’s Reorganization). It is currently anticipated that if approved by shareholders, the closing date for each Reorganization may vary, but all Reorganizations are expected to be completed by the fourth quarter of 2018. As a result of each Reorganization, you will receive shares (including fractional shares, if any) of the applicable Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own immediately prior to the Reorganization.

The Target Trust will mail a combined prospectus/proxy statement to Target Trust shareholders of record as of May 25, 2018 providing additional information regarding the Meeting, the proposed Reorganizations and the proposal to eliminate the State Farm Equity and Bond Fund’s fundamental investment restriction.

*            *            *

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6344g.1

STATE FARM MUTUAL FUND TRUST

Supplement dated May 23, 2018 to the Prospectus dated May 1, 2018 of State Farm Mutual Fund Trust for Institutional Shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

The following discussion is added on page 68 of the Prospectus before the heading that begins “Investment Adviser—All Funds.”

Investment Adviser—Proposed Reorganizations with BlackRock Funds

At a special meeting held on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust approved an Agreement and Plan of Reorganization for each of the funds of State Farm Mutual Fund Trust pursuant to which each fund (each, a “Target Fund” and collectively, the “Target Funds”) would be reorganized (each, a “Reorganization” and collectively, the “Reorganizations”) into a corresponding mutual fund advised by BlackRock Fund Advisors or BlackRock Advisors, LLC as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Reorganizations are subject to the completion of certain conditions, including approval by the applicable Target Fund’s shareholders.

Target Funds	Acquiring Funds
State Farm S&P 500 Index Fund	iShares S&P 500 Index Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm Bond Fund	BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds VI, a Delaware statutory trust
State Farm Small Cap Index Fund	iShares Russell 2000 Small-Cap Index Fund, a series of BlackRock Index Funds, Inc., a Maryland corporation
State Farm International Index Fund	iShares MSCI EAFE International Index Fund, a series of BlackRock Index Funds, Inc., a Maryland corporation
State Farm Equity Fund	BlackRock Advantage Large Cap Core Fund, a series of BlackRock Large Cap Series Funds, Inc., a Maryland corporation
State Farm Small/Mid Cap Equity Fund	BlackRock Advantage Small Cap Core Fund, a series of BlackRock FundsSM, a Massachusetts business trust
State Farm International Equity Fund	BlackRock Advantage International Fund, a series of BlackRock FundsSM, a Massachusetts business trust
State Farm LifePath® Retirement Fund	BlackRock LifePath® Index Retirement Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath® 2020 Fund	BlackRock LifePath® Index 2020 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath® 2030 Fund	BlackRock LifePath® Index 2030 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath® 2040 Fund	BlackRock LifePath® Index 2040 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm Money Market Fund	BlackRock Summit Cash Reserves Fund, a series of BlackRock Financial Institutions Series Trust, a Massachusetts business trust
State Farm Equity and Bond Fund	BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II, a Massachusetts business trust

With respect to each Target Fund, the Agreement and Plan of Reorganization provides for: (i) the transfer and delivery of substantially all of the assets of the Target Fund to the corresponding Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares (including fractional shares) by the Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Target Fund as a series of State Farm Mutual Fund Trust (the “Target Trust”).

At its May 23, 2018 special meeting, the Target Trust’s Board of Trustees also approved convening a special meeting of the Target Trust’s shareholders on September 14, 2018 at 8:00 a.m. at the offices of State Farm Investment Management Corp., One State Farm Plaza, Bloomington, Illinois 61710-0001 (the “Meeting”) to ask shareholders of each Target Fund to approve the Agreement and Plan of Reorganization and to also ask shareholders of the State Farm Equity and Bond Fund to approve the elimination of its fundamental investment restriction related to the types of investments that the State Farm Equity and Bond Fund may make. Currently, that restriction prevents the State Farm Equity and Bond Fund from investing in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940, as amended), U.S. Government securities, or short-term paper.

The Reorganization of a Target Fund will not occur unless a majority of the outstanding voting securities of the Target Fund approves the Reorganization at the Meeting, or at any adjournment of the Meeting. The Reorganization of the State Farm Equity and Bond Fund will not occur unless a majority of the outstanding voting securities of the State Farm Equity and Bond Fund also approves the elimination of the fundamental investment restriction described above. No Reorganization is contingent upon the approval of any other Reorganization (that is, if shareholders of one Target Fund approves the Reorganization of such Fund, it will proceed even if shareholders of another Target Fund do not approve that Fund’s Reorganization). It is currently anticipated that if approved by shareholders, the closing date for each Reorganization may vary, but all Reorganizations are expected to be completed by the fourth quarter of 2018. As a result of each Reorganization, you will receive shares (including fractional shares, if any) of the applicable Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own immediately prior to the Reorganization.

The Target Trust will mail a combined prospectus/proxy statement to Target Trust shareholders of record as of May 25, 2018 providing additional information regarding the Meeting, the proposed Reorganizations and the proposal to eliminate the State Farm Equity and Bond Fund’s fundamental investment restriction.

*            *            *

On page 81 of the Prospectus, the lead-in sentence and the first bulleted paragraph following the heading “Account Closure and Account Fee” is deleted and replaced with the following:

The following policies apply to any shareowner who meets the below conditions:

•

Because of the high cost of maintaining smaller shareholder accounts, if the balance in any of your accounts (other than a SEP IRA or a SIMPLE IRA) falls below $1,000 at the close of business on the second business day of September, the Fund may redeem the shares in such account (with such redemption to occur on the same business day in September), send the proceeds to you at your address of record and close your account. Accounts closed under this policy may be reopened with an initial investment of $1,000 per Fund. The Manager may waive redemption and closure of an account under this policy, in its discretion.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-4683d.4